Operating Expenses	12 Months Ended
Dec. 31, 2025
Operating Expenses [Abstract]
OPERATING EXPENSES

NOTE 24 — OPERATING EXPENSES

The following tables present a breakdown of our expense categories as presented within our consolidated statements of operations and other comprehensive (loss) income.

Brokerage and Transaction:

	2025	2024	2023
Clearing and operation cost	$83,591,253	$52,722,425	$43,833,078
Market and data fees	22,676,024	16,056,015	12,720,971
Handling charge expense	22,481,787	10,528,178	9,864,869
Total	$128,749,064	$79,306,618	$66,418,918

Technology and Development:

	2025	2024	2023
Employee compensation benefits	$55,558,669	$43,399,693	$35,111,616
Cloud service fees	14,315,992	13,280,129	11,806,489
System costs	9,309,358	7,160,641	5,238,363
Total	$79,184,019	$63,840,463	$52,156,468

Our research and development costs mainly consist of employee salaries and share-based compensation and are classified within our technology and development expense categories. Our research and development costs are expensed when incurred and for the years ended December 31, 2025, 2024 and 2023 were $35,522,819, $32,699,364, and $31,955,946, respectively.

Marketing and Branding:

	2025	2024	2023
Advertising and promotions	$111,073,326	$108,190,912	$92,182,380
Free stock promotions	14,770,750	23,980,001	55,225,961
Employee compensation and benefits	10,103,339	6,550,318	4,849,661
Total	$135,947,415	$138,721,231	$152,258,002

General and Administrative:

	2025	2024	2023
Employee compensation and benefits	$104,600,076	$77,187,479	$61,466,048
Compliance fees	13,065,160	11,212,942	8,740,324
Office related	27,833,724	18,337,113	10,078,418
Professional services	15,942,896	10,586,397	9,966,117
Depreciation and amortization	3,234,484	3,010,301	4,675,664
Other	3,966,349	2,380,396	863,232
	$168,642,689	$122,714,628	$95,789,803